Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: July 12, 2023

Payment Date	7/17/2023
Collection Period Start	6/1/2023
Collection Period End	6/30/2023
Interest Period Start	6/15/2023
Interest Period End	7/16/2023

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$21,019,225.12	$13,467,567.15	$7,551,657.97	0.017124	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$184,503,225.12	$13,467,567.15	$171,035,657.97

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$187,894,435.71	$174,426,868.56	0.128587
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$187,894,435.71	$174,426,868.56
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$21,019,225.12	1.60000%	30/360	$28,025.63
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$184,503,225.12			$262,638.52

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$187,894,435.71	$174,426,868.56
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$187,894,435.71	$174,426,868.56
Number of Receivables Outstanding	26,071	25,219
Weighted Average Contract Rate	4.63%	4.64%
Weighted Average Remaining Term (months)	23	22

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$743,206.03
Principal Collections	$13,444,569.53
Liquidation Proceeds	$86,156.08
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$14,273,931.64
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$14,273,931.64

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$156,578.70	$156,578.70	$—	$—	$14,117,352.94
Interest - Class A-1 Notes	$—	$—	$—	$—	$14,117,352.94
Interest - Class A-2 Notes	$—	$—	$—	$—	$14,117,352.94
Interest - Class A-3 Notes	$28,025.63	$28,025.63	$—	$—	$14,089,327.31
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$13,922,537.56
First Allocation of Principal	$—	$—	$—	$—	$13,922,537.56
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$13,902,303.10
Second Allocation of Principal	$—	$—	$—	$—	$13,902,303.10
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$13,879,920.85
Third Allocation of Principal	$—	$—	$—	$—	$13,879,920.85
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$13,854,714.42
Fourth Allocation of Principal	$10,076,356.56	$10,076,356.56	$—	$—	$3,778,357.86
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,778,357.86
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$387,147.27
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$387,147.27
Remaining Funds to Certificates	$387,147.27	$387,147.27	$—	$—	$—
Total	$14,273,931.64	$14,273,931.64	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$187,894,435.71	$174,426,868.56
Note Balance	$184,503,225.12	$171,035,657.97
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	4	$22,997.62
Liquidation Proceeds of Defaulted Receivables[1]	0.05%	71	$86,156.08
Monthly Net Losses (Liquidation Proceeds)			$(63,158.46)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			(0.28)%
Preceding Collection Period			(0.09)%
Current Collection Period			(0.42)%
Four-Month Average Net Loss Ratio			(0.18)%
Cumulative Net Losses for All Periods			$1,306,929.54
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.39%	68	$681,084.24
60-89 Days Delinquent	0.10%	18	$170,191.48
90-119 Days Delinquent	0.03%	4	$55,920.52
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.52%	90	$907,196.24

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		—	$—
Total Repossessed Inventory		2	$26,989.37

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		22	$226,112.00
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.10%
Current Collection Period			0.13%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.05	0.03%	5	0.02%